Leases (Tables)	12 Months Ended
Apr. 30, 2020
Presentation Of Leases For Lessee [Abstract]
Summary of Reconciliation of Changes in Lease Liabilities	The following is a reconciliation of the changes in the lease liabilities:
	Starcore	Bernal	Total
Opening balance	$—	$—	$—
Lease liabilities recognized on adoption of IFRS 16	312	427	739
Additions	-	1,329	1,329
Lease accretion	23	66	89
Payments	(66)	(459)	(525)
Foreign exchange	-	68	68
Lease liabilities	$269	$1,431	$1,700